Tax, Reconciliation of Prima Facie Tax Expense to Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Reconciliation of prima facie tax expense to income tax expense [Abstract]
Profit/(loss) before income tax	$ 46,424	$ (249,050)	[1]	$ (75,696)	[1]
Income tax on profit/(loss) before income tax calculated at 30 per cent (2025 and 2024: 30 per cent)	$ (13,927)	$ 74,715		$ 22,709
Applicable tax rate	30.00%	30.00%		30.00%
Adjust for tax effect of:
Mining tax	$ (2,008)	$ 93		$ 49
Non-assessable income	7,088	1,181		12
Non-deductible expenses	(34,004)	(7,932)		(4,456)
Other assessable income	86	0		(1,263)
Other deductible expenses tax adjustment	0	0		999
Prior period adjustments	389	3,809		0
Tax losses and temporary differences not brought to account	43,891	(61,452)		(17,817)
Tax rate differential on non-Australian income	(3,549)	(8,478)		(2,577)
Total income tax benefit/(expense)	$ (2,034)	$ 1,936	[1]	$ (2,344)	[1]

[1]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.